Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans, allowance for loan losses	$ 2,052	$ 3,673
Preferred stock, no par value	$ 0	$ 0
Preferred stock, authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 1	$ 1
Common stock, authorized	10,000,000	10,000,000
Common stock, issued	6,043,851	6,053,851
Common shares, shares outstanding	5,740,251	5,791,853
Stock held by deferred compensation plan, shares	174,237	172,538
Treasury stock, shares	129,363	84,363